Mineral property interests (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 08, 2018	Dec. 31, 2018
Mineral property interests [Line Items]
Gain on sale		$ 400
Candentes Copper Cop [Member]
Mineral property interests [Line Items]
Consideration received	$ 1,000
Mineral property interest cost - Cañariaco Project Royalty	(532)
Transaction costs	(115)
Gain on sale	$ 353